LONG-TERM DEBT (Details 1) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Debt Instrument [Line Items]
Total Debt	$ 431	$ 2,545
Senior Term Loan [Member]
Debt Instrument [Line Items]
2022	4,840
2023	5,280
2024	36,351
2025
2026
Thereafter
Total gross	46,471
Unamortized debt issuance costs	(1,898)
Unamortized purchase discount	(3,510)
Total Debt	41,063
Subordinated Debt [Member]
Debt Instrument [Line Items]
2022	10,577
2023
2024
2025
2026
Thereafter
Total gross	10,577
Unamortized debt issuance costs
Unamortized purchase discount
Total Debt	10,577
Subordinated Term Loan [Member]
Debt Instrument [Line Items]
2022
2023
2024
2025	37,991
2026
Thereafter
Total gross	37,991
Unamortized debt issuance costs
Unamortized purchase discount
Total Debt	37,991
Long-term Debt [Member]
Debt Instrument [Line Items]
2022	275
2023
2024
2025
2026
Thereafter
Total gross	275
Unamortized debt issuance costs
Unamortized purchase discount
Total Debt	275
Convertible Debt [Member]
Debt Instrument [Line Items]
2022
2023
2024	41,343
2025
2026
Thereafter
Total gross	41,343
Unamortized debt issuance costs
Unamortized purchase discount
Total Debt	41,343
Debt [Member]
Debt Instrument [Line Items]
2022	15,692
2023	5,280
2024	77,694
2025	37,991
2026
Thereafter
Total gross	136,657
Unamortized debt issuance costs	(1,898)
Unamortized purchase discount	(3,510)
Total Debt	$ 131,249